Accounts Receivable	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts Receivable

4.	Accounts Receivable

Accounts receivable, net, consists of the following:

	As of June 30,	As of December 31,
	2026	2025
	USD	USD

Accounts receivable	9,933,351	5,897,665
Less: allowance for credit loss	(153,654)	(208,127)
Accounts receivable, net	9,779,697	5,689,538

Changes in the allowance for credit losses for the six months ended June 30, 2026 and 2025 were as follows:

	June 30,	June 30,
	2026	2025
	USD	USD

Balance at beginning of period	215,603	493,290
Provision (recoveries) for expected credit losses	257,166	(178,221)
Write-offs	(322,467)	(164,892)
Other adjustments / foreign currency translation	3,352	(631)
Balance at end of period	153,654	149,546